FINANCIAL INSTRUMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Derivative Instruments And Hedging Activities Disclosure [Abstract]
FINANCIAL INSTRUMENTS

10. FINANCIAL INSTRUMENTS

Products Corporation maintains standby and trade letters of credit for various corporate purposes under which Products Corporation is obligated, of which $9.8 million and $10.4 million (including amounts available under credit agreements in effect at that time) were maintained at September 30, 2013 and December 31, 2012, respectively. Included in these amounts is approximately $8.1 million and $8.7 million at September 30, 2013 and December 31, 2012, respectively, in standby letters of credit which support Products Corporation’s self-insurance programs. The estimated liability under such programs is accrued by Products Corporation.

Derivative Financial Instruments

The Company uses derivative financial instruments, primarily FX Contracts, intended for the purpose of managing foreign currency exchange risk by reducing the effects of fluctuations in foreign currency exchange rates on the Company’s net cash flows. The Company may also enter into interest rate hedging transactions intended for the purpose of managing interest rate risk associated with Products Corporation’s variable rate indebtedness.

Foreign Currency Forward Exchange Contracts

The FX Contracts are entered into primarily to hedge the anticipated net cash flows resulting from inventory purchases and intercompany payments denominated in currencies other than the local currencies of the Company’s foreign and domestic operations and generally have maturities of less than one year.

The U.S. Dollar notional amount of the FX Contracts outstanding at September 30, 2013 and December 31, 2012 was $46.2 million and $43.9 million, respectively.

While the Company may be exposed to credit loss in the event of the counterparty’s non-performance, the Company’s exposure is limited to the net amount that Products Corporation would have received, if any, from the counterparty over the remaining balance of the terms of the FX Contracts. The Company does not anticipate any non-performance and, furthermore, even in the case of any non-performance by the counterparty, the Company expects that any such loss would not be material.

Quantitative Information — Derivative Financial Instruments

The effects of the Company’s derivative instruments on its consolidated financial statements were as follows:

(a)	Fair Values of Derivative Financial Instruments in Consolidated Balance Sheets:

	Fair Values of Derivative Instruments
	Assets			Liabilities
	Balance Sheet Classification	September 30, 2013 Fair Value	December 31, 2012 Fair Value	Balance Sheet Classification	September 30, 2013 Fair Value	December 31, 2012 Fair Value
Derivatives not designated as hedging instruments:
FX Contracts(i)	Prepaid expenses and other	$0.5	$0.1	Accrued Expenses	$0.4	$0.4

(i)

The fair values of the FX Contracts at September 30, 2013 and December 31, 2012 were determined by using observable market transactions of spot and forward rates at September 30, 2013 and December 31, 2012, respectively.

(b)	Effects of Derivative Financial Instruments on the Consolidated Statements of Operations and Comprehensive Income (Loss) for the three and nine months ended September 30, 2013 and 2012:

	Amount of (Loss) Gain Recognized in Foreign Currency (Gains) Losses, Net
	Three Months Ended September 30,		Nine Months Ended September 30,
	2013	2012	2013	2012
Derivatives not designated as hedging instruments:
FX Contracts	$(1.0)	$(0.9)	$1.3	$(2.0)

12.    FINANCIAL INSTRUMENTS

Products Corporation maintains standby and trade letters of credit for various corporate purposes under which Products Corporation is obligated, of which $10.4 million and $11.1 million (including amounts available under credit agreements in effect at that time) were maintained at December 31, 2012 and 2011, respectively. Included in these amounts is $8.7 million and $9.1 million at December 31, 2012 and 2011, respectively, in standby letters of credit which support Products Corporation’s self-insurance programs. The estimated liability under such programs is accrued by Products Corporation.

Derivative Financial Instruments

The Company uses derivative financial instruments, primarily FX Contracts, intended for the purpose of managing foreign currency exchange risk by reducing the effects of fluctuations in foreign currency exchange rates on the Company’s net cash flows. The Company may also enter into interest rate hedging transactions intended for the purpose of managing interest rate risk associated with Products Corporation’s variable rate indebtedness.

Foreign Currency Forward Exchange Contracts

The FX Contracts are entered into primarily to hedge the anticipated net cash flows resulting from inventory purchases and intercompany payments denominated in currencies other than the local currencies of the Company’s foreign and domestic operations and generally have maturities of less than one year.

The U.S. dollar notional amount of the FX Contracts outstanding at December 31, 2012 and 2011 was $43.9 million and $58.4 million, respectively.

While the Company may be exposed to credit loss in the event of the counterparty’s non-performance, the Company’s exposure is limited to the net amount that Products Corporation would have received, if any, from the counterparty over the remaining balance of the terms of the FX Contracts. The Company does not anticipate any non-performance and, furthermore, even in the case of any non-performance by the counterparty, the Company expects that any such loss would not be material.

Interest Rate Swap

Prior to its expiration in April 2010, the Company’s floating-to-fixed interest rate swap had a notional amount of $150.0 million initially relating to indebtedness under Products Corporation’s former 2006 bank term loan facility (prior to its complete refinancing in March 2010) and which also related, through such swap’s expiration in April 2010, to a notional amount of $150.0 million relating to indebtedness under Products Corporation’s 2010 Term Loan Facility (the “2008 Interest Rate Swap”). Under the terms of the 2008 Interest Rate Swap, Products Corporation was required to pay to the counterparty a quarterly fixed interest rate of 2.66% on the $150.0 million notional amount under the 2008 Interest Rate Swap (which, based upon the 4.0% applicable margin, effectively fixed the interest rate on such notional amounts at 6.66% for the 2-year term of such swap), commencing in July 2008, while receiving a variable interest rate payment from the counterparty equal to three-month U.S. dollar LIBOR.

The 2008 Interest Rate Swap was initially designated as a cash flow hedge of the variable interest rate payments on Products Corporation’s former 2006 bank term loan facility (prior to its complete refinancing in March 2010). However, as a result of the 2010 refinancing of the 2006 bank term loan facility, effective March 11, 2010 (the closing date of such refinancing), the 2008 Interest Rate Swap no longer met the criteria to allow for the deferral of the effective portion of unrecognized hedging gains or losses in other comprehensive income, as the scheduled variable interest payment specified on the date originally documented at the inception of the hedge were not to occur. As a result, as of March 11, 2010, the Company reclassified an unrecognized loss of $0.8 million from Accumulated Other Comprehensive Loss into earnings.

Quantitative Information — Derivative Financial Instruments

The effects of the Company’s derivative instruments on its consolidated financial statements were as follows:

(a) Fair Value of Derivative Financial Instruments in the Consolidated Balance Sheet at December 31, 2012 and 2011:

	Fair Values of Derivative Instruments as of December 31,
	Assets			Liabilities
Derivatives:	Balance Sheet Classification	2012 Fair Value	2011 Fair Value	Balance Sheet Classification	2012 Fair Value	2011 Fair Value
Derivatives not designated as hedging instruments:
FX contracts(a)	Prepaid expenses	$0.1	$0.2	Accrued expenses	$0.4	$0.8

(a)	The fair values of the FX Contracts at December 31, 2012 and 2011 were determined by using observable market transactions of spot and forward rates at December 31, 2012 and 2011, respectively.

(b)	Effects of Derivative Financial Instruments on the Consolidated Statements of Income and Comprehensive Income for 2012, 2011 and 2010:

	Derivative Instruments Gain (Loss) Effect on Consolidated Statements of Income and Comprehensive Income for the year ended December 31,
	Amount of Gain (Loss) Recognized in Other Comprehensive Income (“OCI”) (Effective Portion)			Income Statement Classification of Gain (Loss) Reclassified from OCI to Income	Amount of Gain (Loss) Reclassified from OCI to Income (Effective Portion)
	2012	2011	2010		2012	2011	2010
Derivatives designated as hedging instruments:
2008 Interest Rate Swap(a)	$—	$—	$—	Interest Expense	$—	$—	$(0.9)

	Derivative Instruments Gain (Loss) Effect on Consolidated Statements of Income and Comprehensive Income for the year ended December 31,
	Amount of Gain (Loss) Recognized in Foreign Currency (Gains) Losses, Net			Income Statement Classification of Gain (Loss) Reclassified from OCI to Income	Amount of Gain (Loss) Reclassified from OCI to Income (Ineffective Portion)
	2012	2011	2010		2012	2011	2010
Derivatives not designated as hedging instruments:
FX Contracts	$(1.9)	$(1.1)	$(3.1)
2008 Interest Rate Swap(a)	—	—	—	Interest Expense	$—	$—	$(0.8)

	$(1.9)	$(1.1)	$(3.1)		$—	$—	$(0.8)

(a)	Effective March 11, 2010 (the closing date of the 2010 refinancing of the 2006 bank term loan facility), the 2008 Interest Rate Swap, which expired in April 2010, was no longer designated as a cash flow hedge. (See “Interest Rate Swap” in this Note 12).